Term deposits (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Term Deposits
U.S. Treasury Bills	$ 23,368,358	$ 25,407,439
Certificates of deposit	$ 4,090,195	$ 3,953,776